UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01597

STEWARD FUNDS, INC.
(Exact name of registrant as specified in charter)

3700 W. SAM HOUSTON PARKWAY SOUTH, SUITE 250, HOUSTON, TX	77042
(Address of principal executive offices)	(Zip code)

CITI FUND SERVICES OHIO, INC., 3435 STELZER ROAD, COLUMBUS, OH	43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	800-262-6631

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2016

Item 1. Schedule of Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2016 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.3%)
AEROSPACE & DEFENSE (2.1%)
General Dynamics Corp.	3,680	$492,273
Honeywell International, Inc.	9,250	954,600
L-3 Communications Holdings, Inc.	1,160	135,534
Lockheed Martin Corp.	3,466	731,326
Northrop Grumman Corp.	4,296	795,018
Precision Castparts Corp.	1,576	370,281
Raytheon Co.	3,740	479,618
Rockwell Collins, Inc.	1,870	151,246
Textron, Inc.	11,330	387,713
The Boeing Co.	8,638	1,037,683
United Technologies Corp.	9,670	847,962
		6,383,254
AIR FREIGHT & LOGISTICS (0.5%)
C.H. Robinson Worldwide, Inc.	1,680	108,814
Expeditors International of Washington, Inc.	2,200	99,264
FedEx Corp.	2,782	369,672
United Parcel Service, Inc., Class B	8,760	816,432
		1,394,182
AIRLINES (0.7%)
American Airlines Group, Inc.	7,020	273,709
Delta Air Lines, Inc.	9,220	408,354
Southwest Airlines Co.	14,450	543,609
United Continental Holdings, Inc.(a)	16,210	782,619
		2,008,291
AUTO COMPONENTS (0.3%)
BorgWarner, Inc.	1,780	52,261
Delphi Automotive PLC	5,450	353,923
Goodyear Tire & Rubber Co.	2,570	73,014
Johnson Controls, Inc.	13,850	496,799
		975,997
AUTOMOBILES (1.0%)
Ford Motor Co.	129,830	1,550,170
General Motors Co.	51,210	1,517,865
Harley-Davidson, Inc.	2,100	84,000
		3,152,035
BANKS (5.7%)
Bank of America Corp.	174,879	2,472,789
BB&T Corp.	22,340	729,624
Citigroup, Inc.	50,370	2,144,755
Comerica, Inc.	13,630	467,509
Fifth Third Bancorp	38,810	613,198
Huntington Bancshares, Inc.	24,560	210,725
JPMorgan Chase & Co.	49,914	2,969,883
KeyCorp	64,360	718,258
M&T Bank Corp.	1,230	135,521
People's United Financial, Inc.	36,490	524,361
PNC Financial Services Group, Inc.	10,564	915,371
Regions Financial Corp.	111,882	908,482
SunTrust Banks, Inc.	20,410	746,598
U.S. Bancorp	18,660	747,520
Wells Fargo & Co.	50,798	2,551,583
Zions Bancorp	24,030	545,000
		17,401,177
BEVERAGES (1.9%)
Coca-Cola Co.	51,500	2,210,380
Coca-Cola Enterprises, Inc.	5,200	241,384
Dr Pepper Snapple Group, Inc.	7,110	667,203
Monster Beverage Corp.(a)	5,000	675,150
PepsiCo, Inc.	20,531	2,038,728
		5,832,845
BIOTECHNOLOGY (3.0%)
AbbVie, Inc.	19,190	1,053,531
Alexion Pharmaceuticals, Inc.(a)	5,121	747,307
Amgen, Inc.	9,253	1,413,211
Baxalta, Inc.	7,130	285,271
Biogen Idec, Inc.(a)	4,218	1,151,767
Celgene Corp.(a)	13,290	1,333,253
Gilead Sciences, Inc.	23,140	1,920,620
Regeneron Pharmaceuticals, Inc.(a)	2,412	1,013,257
Vertex Pharmaceuticals, Inc.(a)	3,300	299,475
		9,217,692
BUILDING PRODUCTS (0.2%)
Allegion PLC	1,063	64,375
Masco Corp.	21,220	559,996
		624,371
CAPITAL MARKETS (1.8%)
Affiliated Managers Group, Inc.(a)	254	34,084
Ameriprise Financial, Inc.	1,736	157,368
Bank of New York Mellon Corp.	21,181	767,176
BlackRock, Inc.	1,415	444,678
Charles Schwab Corp.	22,410	572,127
E*TRADE Financial Corp.(a)	16,568	390,342
Franklin Resources, Inc.	4,320	149,731
Goldman Sachs Group, Inc.	7,994	1,291,511
Invesco Ltd.	5,250	157,133
Legg Mason, Inc.	16,570	507,373
Morgan Stanley	18,590	481,109
Northern Trust Corp.	2,460	152,717
State Street Corp.	4,537	252,847
T. Rowe Price Group, Inc.	3,030	214,979
		5,573,175
CHEMICALS (1.6%)
Air Products & Chemicals, Inc.	2,400	304,104
Airgas, Inc.	830	116,200
CF Industries Holdings, Inc.	2,860	85,800
Dow Chemical Co.	12,800	537,600
E.I. du Pont de Nemours & Co.	10,440	550,815
Ecolab, Inc.	3,690	398,040
FMC Corp.	1,620	57,866
International Flavors & Fragrances, Inc.	1,190	139,182
Lyondellbasell Industries NV, Class A	4,140	322,796
Monsanto Co.	5,310	481,086
PPG Industries, Inc.	3,578	340,339
Praxair, Inc.	3,920	392,000
The Mosaic Co.	28,080	676,728
The Sherwin-Williams Co.	1,838	469,922
		4,872,478
COMMERCIAL SERVICES & SUPPLIES (0.5%)
Cintas Corp.	4,590	394,373
Pitney Bowes, Inc.	2,570	50,321
Republic Services, Inc., Class A	4,796	209,585
Stericycle, Inc.(a)	1,160	139,606
The ADT Corp.	2,495	73,802
Tyco International PLC	5,400	185,706
Waste Management, Inc.	6,440	340,998
		1,394,391
COMMUNICATIONS EQUIPMENT (0.9%)
Cisco Systems, Inc.	59,360	1,412,175
F5 Networks, Inc.(a)	690	64,708
Harris Corp.	1,490	129,585
Juniper Networks, Inc.	14,430	340,548
Motorola Solutions, Inc.	2,061	137,613
QUALCOMM, Inc.	16,780	760,805
		2,845,434

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2016 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
CONSTRUCTION & ENGINEERING (1.1%)
Fluor Corp.	25,850	$1,160,406
Jacobs Engineering Group, Inc.(a)	28,930	1,134,924
Quanta Services, Inc.(a)	54,120	1,012,044
		3,307,374
CONSTRUCTION MATERIALS (0.3%)
Martin Marietta Materials, Inc.	3,520	442,041
Vulcan Materials Co.	6,723	592,969
		1,035,010
CONSUMER FINANCE (0.9%)
American Express Co.	9,890	529,115
Capital One Financial Corp.	17,438	1,144,282
Discover Financial Services	5,260	240,855
Navient Corp.	60,910	582,300
Synchrony Financial(a)	10,200	289,884
		2,786,436
CONTAINERS & PACKAGING (0.6%)
Avery Dennison Corp.	6,930	421,968
Ball Corp.	1,880	125,641
International Paper Co.	6,030	206,286
Owens-Illinois, Inc.(a)	19,610	253,753
Sealed Air Corp.	2,520	102,136
WestRock Co.	22,919	808,582
		1,918,366
DISTRIBUTORS (0.0%)
Genuine Parts Co.	1,570	135,287

DIVERSIFIED CONSUMER SERVICES (0.0%)
H&R Block, Inc.	3,210	109,301

DIVERSIFIED FINANCIAL SERVICES (2.3%)
Berkshire Hathaway, Inc., Class B(a)	24,640	3,197,533
CME Group, Inc.	4,085	367,037
IntercontinentalExchange Group, Inc.	3,019	796,412
Leucadia National Corp.	85,260	1,411,906
McGraw Hill Cos., Inc.	8,580	729,472
Moody's Corp.	4,910	437,677
The NASDAQ OMX Group, Inc.	1,540	95,480
		7,035,517
DIVERSIFIED TELECOMMUNICATION SERVICES (2.3%)
AT&T, Inc.	70,888	2,556,221
CenturyLink, Inc.	42,614	1,083,248
Frontier Communications Corp.	168,500	766,675
Level 3 Communications, Inc.(a)	3,270	159,609
Verizon Communications, Inc.	47,430	2,370,077
		6,935,830
ELECTRIC UTILITIES (3.0%)
American Electric Power Co., Inc.	12,720	775,539
Duke Energy Corp.	15,614	1,175,734
Edison International	9,890	611,202
Entergy Corp.	8,380	591,460
Eversource Energy	9,760	525,088
Exelon Corp.	52,239	1,544,707
FirstEnergy Corp.	31,059	1,026,811
NextEra Energy, Inc.	5,670	633,396
Pepco Holdings, Inc.	17,890	477,305
Pinnacle West Capital Corp.	5,770	382,609
PPL Corp.	9,740	341,484
Southern Co.	10,880	532,250
Xcel Energy, Inc.	15,010	573,682
		9,191,267
ELECTRICAL EQUIPMENT (0.4%)
AMETEK, Inc.	3,240	152,442
Eaton Corp. PLC	13,100	661,681
Emerson Electric Co.	8,250	379,335
Rockwell Automation, Inc.	1,840	175,849
		1,369,307
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.5%)
Amphenol Corp., Class A	7,670	380,202
Corning, Inc.	43,520	809,907
FLIR Systems, Inc.	1,070	31,287
TE Connectivity Ltd.	4,370	249,789
		1,471,185
ENERGY EQUIPMENT & SERVICES (1.9%)
Baker Hughes, Inc.	10,739	467,254
Cameron International Corp.(a)	9,750	640,185
Diamond Offshore Drilling, Inc.	45,990	854,954
Ensco PLC, Class A, Sponsored ADR	2,330	22,787
FMC Technologies, Inc.(a)	1,760	44,264
Halliburton Co.	9,140	290,561
Helmerich & Payne, Inc.	9,840	499,872
National-Oilwell Varco, Inc.	41,136	1,338,566
Schlumberger Ltd.	13,689	989,304
Transocean Ltd.	67,770	706,163
		5,853,910
FOOD & STAPLES RETAILING (2.2%)
Costco Wholesale Corp.	5,210	787,335
CVS Corp.	12,755	1,232,006
SYSCO Corp.	17,520	697,471
The Kroger Co.	12,480	484,349
Walgreens Boots Alliance, Inc.	9,910	790,025
Wal-Mart Stores, Inc.	35,440	2,351,798
Whole Foods Market, Inc.	18,110	530,804
		6,873,788
FOOD PRODUCTS (2.5%)
Archer-Daniels-Midland Co.	51,120	1,807,092
Campbell Soup Co.	3,590	202,512
ConAgra Foods, Inc.	6,000	249,840
General Mills, Inc.	9,880	558,319
Hormel Foods Corp.	7,000	562,870
J.M. Smucker Co.	1,700	218,144
Kellogg Co.	5,180	380,419
Keurig Green Mountain, Inc.	1,330	118,702
McCormick & Co., Inc.	2,160	190,015
Mead Johnson Nutrition Co., Class A	2,530	183,400
Mondelez International, Inc., Class A	31,610	1,362,391
The Hershey Co.	2,190	192,961
The Kraft Heinz Co.	7,336	572,648
Tyson Foods, Inc., Class A	19,360	1,033,050
		7,632,363
GAS UTILITIES (0.0%)
AGL Resources, Inc.	1,979	125,785

HEALTH CARE EQUIPMENT & SUPPLIES (2.2%)
Abbott Laboratories	24,430	924,676
Baxter International, Inc.	8,370	306,342
Becton, Dickinson & Co.	4,941	718,273
Boston Scientific Corp.(a)	41,227	722,709
C.R. Bard, Inc.	2,385	437,099
DENTSPLY International, Inc.	2,880	169,603
Edwards Lifesciences Corp.(a)	8,140	636,630
Intuitive Surgical, Inc.(a)	470	254,200
Medtronic PLC	17,783	1,350,085
St. Jude Medical, Inc.	4,130	218,312
Stryker Corp.	4,540	450,141
Varian Medical Systems, Inc.(a)	2,080	160,430
Zimmer Holdings, Inc.	2,650	263,039
		6,611,539

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2016 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
HEALTH CARE PROVIDERS & SERVICES (3.4%)
Aetna, Inc.	9,554	$972,979
AmerisourceBergen Corp.	8,360	748,722
Anthem, Inc.	12,550	1,637,649
Cardinal Health, Inc.	14,500	1,179,865
CIGNA Corp.	7,370	984,632
DaVita, Inc.(a)	3,630	243,646
Express Scripts Holding Co.(a)	12,951	930,788
Henry Schein, Inc.(a)	1,620	245,333
Humana, Inc.	1,883	306,534
Laboratory Corp. of America Holdings(a)	4,560	512,316
McKesson Corp.	7,235	1,164,690
Patterson Cos., Inc.	2,710	115,067
Quest Diagnostics, Inc.	2,850	187,159
UnitedHealth Group, Inc.	11,664	1,343,226
		10,572,606
HEALTH CARE TECHNOLOGY (0.2%)
Cerner Corp.(a)	8,480	491,925

HOTELS, RESTAURANTS & LEISURE (1.5%)
Carnival Corp.	5,580	268,566
Chipotle Mexican Grill, Inc.(a)	921	417,185
Marriott International, Inc., Class A	2,584	158,348
McDonald's Corp.	10,690	1,323,208
Royal Caribbean Cruises, Ltd.	2,040	167,198
Starbucks Corp.	27,060	1,644,436
Starwood Hotels & Resorts Worldwide, Inc.	2,010	125,102
Wyndham Worldwide Corp.	1,640	106,436
YUM! Brands, Inc.	5,040	364,745
		4,575,224
HOUSEHOLD DURABLES (1.0%)
D. R. Horton, Inc.	24,746	680,763
Garmin Ltd.	1,590	55,936
Harman International Industries, Inc.	624	46,419
Leggett & Platt, Inc.	2,060	85,511
Lennar Corp., Class A	12,280	517,602
Mohawk Industries, Inc.(a)	2,404	400,050
Newell Rubbermaid, Inc.	7,480	290,074
Pulte Group, Inc.	31,895	534,560
Whirlpool Corp.	4,372	587,553
		3,198,468
HOUSEHOLD PRODUCTS (1.6%)
Church & Dwight Co., Inc.	2,620	220,080
Clorox Co.	2,590	334,240
Colgate-Palmolive Co.	13,280	896,798
Kimberly-Clark Corp.	5,380	690,900
Procter & Gamble Co.	32,421	2,648,471
		4,790,489
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (1.0%)
NRG Energy, Inc.	167,580	1,783,051
The AES Corp.	122,800	1,166,600
		2,949,651
INDUSTRIAL CONGLOMERATES (0.8%)
3M Co.	8,864	1,338,464
Danaher Corp.	8,790	761,653
Roper Industries, Inc.	2,919	512,781
		2,612,898
INSURANCE (5.6%)
AFLAC, Inc.	12,750	738,990
American International Group, Inc.	30,994	1,750,541
Aon PLC	3,440	302,135
Assurant, Inc.	1,010	82,123
Chubb Ltd.	21,811	2,466,170
Cincinnati Financial Corp.	2,652	152,835
Hartford Financial Services Group, Inc.	25,840	1,038,251
Lincoln National Corp.	22,096	871,908
Loews Corp.	33,610	1,243,906
Marsh & McLennan Cos., Inc.	7,660	408,508
MetLife, Inc.	39,810	1,777,517
Principal Financial Group, Inc.	13,280	504,640
Progressive Corp.	9,790	305,938
Prudential Financial, Inc.	21,035	1,474,133
The Allstate Corp.	19,740	1,196,244
The Travelers Cos., Inc.	9,070	970,853
Torchmark Corp.	1,527	82,977
Unum Group	28,460	815,094
Willis Towers Watson PLC	1,820	208,335
XL Group PLC	22,890	829,991
		17,221,089
INTERNET & CATALOG RETAIL (2.1%)
Amazon.com, Inc.(a)	5,311	3,117,557
Expedia, Inc.	7,505	758,305
Netflix, Inc.(a)	10,621	975,433
Priceline.com, Inc.(a)	912	971,253
TripAdvisor, Inc.(a)	8,295	553,774
		6,376,322
INTERNET SOFTWARE & SERVICES (3.6%)
Akamai Technologies, Inc.(a)	6,880	313,866
Alphabet, Inc.(a)	3,519	2,614,441
Alphabet, Inc.(a)	3,586	2,730,201
eBay, Inc.(a)	27,900	654,534
Facebook, Inc.(a)	33,520	3,761,279
VeriSign, Inc.(a)	9,490	717,444
Yahoo!, Inc.(a)	9,910	292,444
		11,084,209
IT SERVICES (3.7%)
Accenture PLC, Class A	9,530	1,005,796
Alliance Data Systems Corp.(a)	1,380	275,710
Automatic Data Processing, Inc.	5,980	496,878
Cognizant Technology Solutions Corp., Class A(a)	15,850	1,003,464
CSRA, Inc.	1,920	51,418
Fidelity National Information Services, Inc.	3,786	226,138
Fiserv, Inc.(a)	8,140	769,718
International Business Machines Corp.	9,946	1,241,161
MasterCard, Inc., Class A	15,130	1,347,024
Paychex, Inc.	8,700	416,382
PayPal Holdings, Inc.(a)	12,980	469,097
Teradata Corp.(a)	1,610	39,187
Total System Services, Inc.	13,551	544,208
Visa, Inc., Class A	28,154	2,097,192
Western Union Co.	6,920	123,453
Xerox Corp.	113,835	1,109,891
		11,216,717
LEISURE PRODUCTS (0.1%)
Hasbro, Inc.	1,180	87,650
Mattel, Inc.	3,940	108,705
		196,355
LIFE SCIENCES TOOLS & SERVICES (0.6%)
Agilent Technologies, Inc.	6,900	259,785
Illumina, Inc.(a)	4,072	643,172
PerkinElmer, Inc.	15,600	753,792
Waters Corp.(a)	2,180	264,238
		1,920,987
MACHINERY (1.2%)
Caterpillar, Inc.	12,010	747,503
Cummins, Inc.	6,160	553,723
Deere & Co.	3,522	271,229

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2016 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Dover Corp.	1,320	$77,154
Flowserve Corp.	660	25,502
Illinois Tool Works, Inc.	4,400	396,308
Ingersoll-Rand PLC	2,690	138,454
PACCAR, Inc.	11,235	551,302
Parker Hannifin Corp.	1,185	115,135
Pentair PLC	1,470	69,266
Snap-on, Inc.	2,040	329,582
Stanley Black & Decker, Inc.	4,092	386,039
Xylem, Inc.	1,780	63,991
		3,725,188
MEDIA (1.8%)
Cablevision Systems Corp., Class A	13,060	416,745
Discovery Communications, Inc.(a)	8,560	232,918
Discovery Communications, Inc., Class A(a)	7,210	198,924
Interpublic Group of Cos., Inc.	9,650	216,546
News Corp., Class A	60,440	783,907
News Corp., Class B	18,510	247,108
Omnicom Group, Inc.	4,610	338,143
Scripps Networks Interactive, Class A	2,180	132,915
Tegna, Inc. Com	5,140	123,411
The Walt Disney Co.	20,990	2,011,262
Time Warner Cable, Inc.	5,096	927,523
		5,629,402
METALS & MINING (1.1%)
Alcoa, Inc.	171,570	1,250,745
Freeport-McMoRan Copper & Gold, Inc., Class B	75,318	346,463
Newmont Mining Corp.	58,610	1,169,855
Nucor Corp.	17,880	698,572
		3,465,635
MULTILINE RETAIL (1.4%)
Dollar General Corp.	3,500	262,710
Dollar Tree, Inc.(a)	9,722	790,593
Kohl's Corp.	23,960	1,192,010
Macy's, Inc.	22,932	926,682
Nordstrom, Inc.	1,510	74,141
Target Corp.	13,410	971,152
		4,217,288
MULTI-UTILITIES (2.2%)
Ameren Corp.	12,130	544,880
CenterPoint Energy, Inc.	26,640	476,057
CMS Energy Corp.	5,640	219,283
Consolidated Edison, Inc.	11,790	818,108
Dominion Resources, Inc.	8,034	579,814
DTE Energy Co.	7,430	631,624
NiSource, Inc.	36,770	772,538
PG&E Corp.	12,250	672,647
Public Service Enterprise Group, Inc.	17,526	723,824
SCANA Corp.	8,660	545,147
Sempra Energy	2,870	271,932
TECO Energy, Inc.	4,050	109,836
Wec Energy Group	4,485	247,707
		6,613,397
OIL, GAS & CONSUMABLE FUELS (5.0%)
Anadarko Petroleum Corp.	5,280	206,395
Apache Corp.	3,780	160,801
Cabot Oil & Gas Corp., Class A	4,470	92,753
Chesapeake Energy Corp.	12,180	41,290
Chevron Corp.	28,269	2,444,420
Cimarex Energy Co.	760	70,680
Columbia Pipeline Group, Inc.	4,740	87,927
ConocoPhillips	13,489	527,150
CONSOL Energy, Inc.	102,240	811,786
Devon Energy Corp.	3,610	100,719
EOG Resources, Inc.	5,844	415,041
EQT Corp.	1,580	97,549
Exxon Mobil Corp.	45,220	3,520,377
Hess Corp.	11,730	498,525
Kinder Morgan, Inc.	20,900	343,805
Marathon Oil Corp.	35,460	345,026
Marathon Petroleum Corp.	22,480	939,439
Murphy Oil Corp.	1,300	25,493
Newfield Exploration Co.(a)	1,470	42,733
Noble Energy, Inc.	4,340	140,486
Occidental Petroleum Corp.	8,572	590,011
ONEOK, Inc.	2,190	54,553
Phillips 66	14,889	1,193,353
Pioneer Natural Resources Co.	4,216	522,573
Range Resources Corp.	1,730	51,139
Southwestern Energy Co.(a)	2,650	23,559
Spectra Energy Corp.	7,803	214,192
Tesoro Corp.	1,260	109,935
Valero Energy Corp.	23,860	1,619,378
Williams Cos., Inc.	7,570	146,101
		15,437,189
PERSONAL PRODUCTS (0.1%)
The Estee Lauder Cos., Inc., Class A	3,390	288,998

PHARMACEUTICALS (1.4%)
Allergan PLC(a)	5,698	1,620,682
Eli Lilly & Co.	13,330	1,054,403
ENDO International PLC(a)	3,810	211,341
Mallinckrodt PLC(a)	2,090	121,408
Mylan NV(a)	6,390	336,689
Perrigo Co. PLC	2,521	364,486
Zoetis, Inc.	10,760	463,218
		4,172,227
PROFESSIONAL SERVICES (0.5%)
Equifax, Inc.	5,750	608,350
Nielsen Holdings PLC	5,570	268,251
Robert Half International, Inc.	1,460	63,904
The Dun & Bradstreet Corp.	150	14,763
Verisk Analytics, Inc.(a)	6,460	471,580
		1,426,848
REAL ESTATE INVESTMENT TRUSTS (3.0%)
American Tower Corp.	7,420	700,003
Apartment Investment & Management Co., Class A	2,409	94,312
AvalonBay Communities, Inc.	3,249	557,171
Boston Properties, Inc.	1,750	203,367
Crown Castle International Corp.	6,860	591,332
Equinix, Inc.	1,827	567,411
Equity Residential	12,000	925,080
Essex Property Trust, Inc.	779	166,013
Extra Space Storage, Inc.	8,550	775,399
General Growth Properties, Inc.	7,930	222,357
HCP, Inc.	5,730	205,936
Host Hotels & Resorts, Inc.	9,223	127,739
Iron Mountain, Inc.	2,629	72,403
Kimco Realty Corp.	19,300	524,767
Macerich Co.	1,490	116,175
Plum Creek Timber Co., Inc.	2,100	85,071
Prologis, Inc.	16,232	640,677
Public Storage, Inc.	3,375	855,765
Realty Income Corp.	3,430	191,360
Simon Property Group, Inc.	3,750	698,550
SL Green Realty Corp.	1,070	103,373
Ventas, Inc.	4,240	234,557
Vornado Realty Trust	2,175	192,401
Welltower, Inc.	4,360	271,279

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2016 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Weyerhaeuser Co.	6,511	$166,747
		9,289,245
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
CBRE Group, Inc.(a)	15,380	430,179

ROAD & RAIL (0.7%)
CSX Corp.	11,090	255,292
J.B. Hunt Transport Services, Inc.	820	59,614
Kansas City Southern	900	63,792
Norfolk Southern Corp.	3,240	228,420
Ryder System, Inc.	14,530	772,560
Union Pacific Corp.	9,342	672,624
		2,052,302
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.8%)
Analog Devices, Inc.	3,180	171,275
Applied Materials, Inc.	31,180	550,327
Avago Technologies Ltd.	8,560	1,144,558
Broadcom Corp., Class A	6,430	351,528
First Solar, Inc.(a)	13,570	931,716
Intel Corp.	51,920	1,610,558
KLA-Tencor Corp.	2,130	142,689
Lam Research Corp.	7,983	573,099
Linear Technology Corp.	2,140	91,442
Microchip Technology, Inc.	8,670	388,503
Micron Technology, Inc.(a)	12,010	132,470
NVIDIA Corp.	21,565	631,639
Qorvo, Inc.(a)	7,560	299,376
Skyworks Solutions, Inc.	10,590	729,863
Texas Instruments, Inc.	11,560	611,871
Xilinx, Inc.	2,830	142,264
		8,503,178
SOFTWARE (3.5%)
Activision Blizzard, Inc.	26,310	916,114
Adobe Systems, Inc.(a)	5,854	521,767
Autodesk, Inc.(a)	2,640	123,605
CA, Inc.	4,520	129,860
Citrix Systems, Inc.(a)	6,830	481,242
Intuit, Inc.	3,100	296,081
Microsoft Corp.	90,780	5,001,070
Oracle Corp.	36,291	1,317,726
Red Hat, Inc.(a)	9,450	661,972
Salesforce.com, Inc.(a)	16,960	1,154,298
Symantec Corp.	9,232	183,163
		10,786,898
SPECIALTY RETAIL (4.4%)
Advance Auto Parts, Inc.	3,401	517,122
AutoNation, Inc.(a)	16,200	700,650
AutoZone, Inc.(a)	1,002	768,925
Bed Bath & Beyond, Inc.(a)	7,630	329,387
Best Buy Co., Inc.	40,440	1,129,489
CarMax, Inc.(a)	2,040	90,127
GameStop Corp., Class A	35,662	934,701
Gap, Inc.	16,570	409,610
Home Depot, Inc.	17,920	2,253,619
L Brands, Inc.	2,850	274,028
Lowe's Cos., Inc.	15,560	1,115,030
O'Reilly Automotive, Inc.(a)	3,641	949,937
Ross Stores, Inc.	9,610	540,659
Signet Jewelers Ltd.	4,420	512,720
Staples, Inc.	131,095	1,169,367
Tiffany & Co.	1,130	72,139
TJX Cos., Inc.	10,210	727,360
Tractor Supply Co.	5,080	448,615
Urban Outfitters, Inc.(a)	20,870	477,506
		13,420,991
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (3.2%)
Apple Computer, Inc.	63,041	6,136,411
EMC Corp.	22,260	551,380
Hewlett Packard Enterprise Co.	23,240	319,782
HP, Inc.	185,770	1,803,827
NetApp, Inc.	3,280	71,930
SanDisk Corp.	2,130	150,591
Seagate Technology PLC	3,230	93,832
Western Digital Corp.	11,600	556,568
		9,684,321
TEXTILES, APPAREL & LUXURY GOODS (1.2%)
Coach, Inc.	3,050	113,003
Hanesbrands, Inc.	10,990	335,964
Michael Kors Holdings Ltd.(a)	1,730	69,027
NIKE, Inc., Class B	22,110	1,371,041
PVH Corp.	7,440	545,947
Ralph Lauren Corp.	465	52,313
Under Armour, Inc., Class A(a)	9,510	812,439
VF Corp.	3,825	239,445
		3,539,179
TRADING COMPANIES & DISTRIBUTORS (0.1%)
Fastenal Co.	3,220	130,603
United Rentals, Inc.(a)	840	40,244
W.W. Grainger, Inc.	565	111,130
		281,977
TOTAL COMMON STOCKS		304,238,969

RIGHTS (0.0%)
FOOD & STAPLES RETAILING (0.0%)
Safeway, Inc.(a)(b)	25,130	–
Safeway, Inc.(a)(b)	25,130	–
TOTAL RIGHTS		–

MONEY MARKET FUND (1.3%)
Federated Government Obligations Fund, Institutional Shares, 0.02%(c)	3,977,362	3,977,362

TOTAL MONEY MARKET FUND		3,977,362
TOTAL INVESTMENTS (COST $334,138,599) 100.6%		308,216,331
LIABILITIES IN EXCESS OF OTHER ASSETS -0.6%		(1,862,936)

NET ASSETS 100.0%		$306,353,395

(a)	Represents non-income producing security.
(b)	These securities have been deemed illiquid and represent 0.0% of the Fund’s net assets.
(c)	Variable rate security. Rate shown represents the rate as of January 31, 2016.

ADR—American Depositary Receipt

PLC—Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2016 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.0%)
AEROSPACE & DEFENSE (0.3%)
Embraer SA, Sponsored ADR	12,310	$354,282

AIRLINES (0.4%)
Latam Airlines Group SA, Sponsored ADR(a)	10,280	52,633
Ryanair Holdings PLC, ADR	4,708	368,872
		421,505
AUTO COMPONENTS (0.3%)
Magna International, Inc., Class A, ADR	9,140	316,153

AUTOMOBILES (4.2%)
Honda Motor Co. Ltd., Sponsored ADR	37,420	1,011,088
Tata Motors Ltd., Sponsored ADR(a)	6,590	164,618
Toyota Motor Corp., Sponsored ADR	28,850	3,462,866
		4,638,572
BANKS (19.6%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	116,570	754,208
Banco Bradesco SA, Sponsored ADR	112,897	515,939
Banco de Chile, Sponsored ADR	5,090	317,921
Banco Santander Central Hispano SA, Sponsored ADR	248,954	1,043,117
Banco Santander Chile SA, Sponsored ADR	6,124	105,884
Bancolombia SA, Sponsored ADR	2,270	66,965
Bank of Montreal	15,870	849,362
Bank of Nova Scotia	26,250	1,072,050
Barclays PLC, Sponsored ADR	74,639	804,608
Canadian Imperial Bank of Commerce	9,790	634,881
Credicorp Ltd.	2,039	206,673
HDFC Bank Ltd., Sponsored ADR	14,350	865,736
HSBC Holdings PLC, Sponsored ADR	77,381	2,739,287
ICICI Bank Ltd., Sponsored ADR	41,390	275,244
ING Groep NV, Sponsored ADR	75,430	874,234
Itau Unibanco Banco Multiplo SA, Sponsored ADR	140,544	884,022
KB Financial Group, Inc., Sponsored ADR(a)	19,100	480,556
Lloyds Banking Group PLC, Sponsored ADR	246,335	938,536
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	260,470	1,320,583
Mizuho Financial Group, Inc., Sponsored ADR	225,180	740,842
Royal Bank of Canada	33,370	1,709,879
Royal Bank of Scotland Group PLC, Sponsored ADR(a)	15,098	111,272
Shinhan Financial Group Co. Ltd., Sponsored ADR(a)	23,620	754,423
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	130,620	859,480
The Toronto-Dominion Bank	40,240	1,522,682
Westpac Banking Corp., Sponsored ADR	64,385	1,413,251
		21,861,635
BEVERAGES (1.4%)
Coca-Cola FEMSA, S.A.B. de C.V., Sponsored ADR	6,280	440,479
Fomento Economico, Sponsored ADR	12,060	1,143,529
		1,584,008
CAPITAL MARKETS (2.5%)
Credit Suisse Group, Sponsored ADR	34,879	620,846
Deutsche Bank AG	27,020	483,388
Nomura Holdings, Inc., Sponsored ADR	75,710	409,591
UBS Group AG	75,350	1,253,824
		2,767,649
CHEMICALS (1.3%)
Agrium, Inc.	4,640	403,077
Potash Corp. of Saskatchewan, Inc.	18,415	300,164
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	3,720	60,376
Syngenta AG, Sponsored ADR	10,010	739,539
		1,503,156
COMMUNICATIONS EQUIPMENT (1.0%)
Nokia Oyj, Sponsored ADR	80,180	577,296
Telefonektiebolaget LM Ericsson, Sponsored ADR	63,120	561,768
		1,139,064
CONSTRUCTION MATERIALS (0.9%)
Cemex SA de CV, Sponsored ADR(a)	55,597	251,854
CRH PLC, Sponsored ADR	21,150	569,358
James Hardie Industries PLC, Sponsored ADR	11,220	128,245
		949,457
DIVERSIFIED FINANCIAL SERVICES (0.4%)
Orix Corp., Sponsored ADR	6,220	443,735

DIVERSIFIED TELECOMMUNICATION SERVICES (7.4%)
BCE, Inc.	24,995	1,007,298
BT Group PLC, Sponsored ADR	36,680	1,278,665
China Telecom Corp. Ltd., Sponsored ADR	5,540	259,494
China Unicom Ltd., Sponsored ADR	18,885	209,435
Chunghwa Telecom Co. Ltd., Sponsored ADR	35,795	1,113,940
Nippon Telegraph & Telephone Corp., Sponsored ADR	27,980	1,196,425
Orange SA, Sponsored ADR	49,670	877,669
PT Telekomunikasi Indonesia, Sponsored ADR	10,050	492,450
Telecom Italia S.p.A., Sponsored ADR(a)	22,570	251,656
Telefonica Brasil SA, Sponsored ADR	11,910	103,855
Telefonica SA, Sponsored ADR	86,415	906,493
TELUS Corp.	18,210	504,963
		8,202,343
ELECTRIC UTILITIES (0.8%)
Companhia Energetica de Minas Gerais, Sponsored ADR	21,315	31,546
CPFL Energia SA, Sponsored ADR(a)	7,624	62,517
Enersis SA, Sponsored ADR	27,220	320,924
Korea Electric Power Corp., Sponsored ADR(a)	20,590	448,862
		863,849
ELECTRICAL EQUIPMENT (1.1%)
ABB Ltd., Sponsored ADR	44,980	778,154
NIDEC Corp., Sponsored ADR	23,930	408,246
		1,186,400
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.4%)
Kyocera Corp., Sponsored ADR	8,460	337,977
LG Display Co. Ltd., Sponsored ADR	14,880	134,664
		472,641
ENERGY EQUIPMENT & SERVICES (0.1%)
Tenaris SA, Sponsored ADR	5,070	105,659

FOOD & STAPLES RETAILING (0.4%)
Cencosud SA, Sponsored ADR	13,020	82,026
Delhaize Group, Sponsored ADR	14,300	373,516
		455,542
FOOD PRODUCTS (0.4%)
BRF-Brasil Foods SA, Sponsored ADR	36,670	444,807

HEALTH CARE EQUIPMENT & SUPPLIES (0.5%)
Smith & Nephew PLC, Sponsored ADR	15,610	523,872

HEALTH CARE PROVIDERS & SERVICES (0.7%)
Fresenius Medical Care AG & Co., Sponsored ADR	18,280	813,277

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2016 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
HOTELS, RESTAURANTS & LEISURE (0.9%)
Carnival PLC, Sponsored ADR	7,810	$393,077
InterContinental Hotels Group PLC, Sponsored ADR	10,114	335,178
Restaurant Brands International, Inc.	6,805	228,512
		956,767
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (0.4%)
Empresa Nacional de Electricidad SA, Sponsored ADR	10,670	413,996

INDUSTRIAL CONGLOMERATES (0.6%)
Koninklijke Royal Philips Electronics NV, Sponsored NY Shares	26,414	704,726

INSURANCE (3.6%)
Aegon NV, Sponsored NY Shares	36,121	205,168
Aviva PLC, Sponsored ADR	42,810	590,778
China Life Insurance Co. Ltd., Sponsored ADR	74,710	903,991
Manulife Financial Corp.	45,470	630,214
Prudential PLC, Sponsored ADR	27,830	1,094,832
Sun Life Financial, Inc.	18,930	539,505
		3,964,488
INTERNET & CATALOG RETAIL (1.2%)
Ctrip.com International Ltd., Sponsored ADR(a)	9,580	408,875
JD.com, Inc., Sponsored ADR(a)	29,460	766,844
Vishop Holdings Ltd., Sponsored ADR(a)	10,560	135,590
		1,311,309
INTERNET SOFTWARE & SERVICES (3.6%)
Alibaba Group Holding Ltd., Sponsored ADR(a)	34,810	2,333,315
Baidu, Inc., Sponsored ADR(a)	8,697	1,419,959
Qihoo 360 Technology Co. Ltd., Sponsored ADR(a)	3,600	258,156
		4,011,430
IT SERVICES (1.8%)
CGI Group, Inc., Class A(a)	10,480	449,592
Infosys Technologies Ltd., Sponsored ADR	68,280	1,222,895
Wipro Ltd., Sponsored ADR	29,730	348,435
		2,020,922
LIFE SCIENCES TOOLS & SERVICES (0.5%)
Qiagen NV(a)	26,230	595,683

MEDIA (3.5%)
Grupo Televisa SA, Sponsored ADR	24,030	636,314
Pearson PLC, Sponsored ADR	21,900	245,937
Relx NV, ADR	34,925	585,343
Relx PLC, ADR	39,778	708,446
Shaw Communications, Inc., Class B	20,970	362,362
Thomson Reuters Corp.	16,188	605,431
WPP PLC, Sponsored ADR	7,240	787,712
		3,931,545
METALS & MINING (3.2%)
Agnico-Eagle Mines Ltd.	5,120	150,733
ArcelorMittal, Sponsored NY Shares	14,260	54,473
Barrick Gold Corp., ADR	20,680	204,939
BHP Billiton Ltd., Sponsored ADR	28,700	628,817
BHP Billiton PLC, Sponsored ADR	19,640	385,926
Cia Vale Do Rio, Sponsored ADR	97,940	181,189
Eldorado Gold Corp.	15,420	34,541
Gerdau SA, Sponsored ADR	7,250	6,597
Goldcorp, Inc.	15,047	170,633
Kinross Gold Corp.(a)	15,430	25,305
POSCO, Sponsored ADR	14,550	539,660
Randgold Resources Ltd., Sponsored ADR	3,220	227,718
Rio Tinto PLC, Sponsored ADR	23,272	573,655
Silver Wheaton Corp.	9,130	107,369
Southern Copper Corp.	5,743	148,859
Teck Resources Ltd.	2,613	9,746
Vale SA, Sponsored ADR	39,400	96,530
Yamana Gold, Inc.	18,380	31,246
		3,577,936
MULTI-UTILITIES (1.4%)
National Grid PLC, Sponsored ADR	22,199	1,571,911

OIL, GAS & CONSUMABLE FUELS (12.7%)
BP PLC, Sponsored ADR	59,312	1,919,929
Cameco Corp.	7,380	89,593
Canadian Natural Resources Ltd.	18,280	388,633
Cenovus Energy, Inc.	14,530	178,574
China Petroleum & Chemical Corp., Sponsored ADR	12,826	722,232
CNOOC Ltd., Sponsored ADR	7,580	769,901
Ecopetrol SA, Sponsored ADR	3,830	24,665
Enbridge, Inc.	17,510	605,846
EnCana Corp.	9,750	42,608
ENI S.p.A., Sponsored ADR	26,870	777,887
Imperial Oil Ltd.	7,290	223,147
Pembina Pipeline Corp.	8,120	184,649
PetroChina Co. Ltd., Sponsored ADR	10,745	656,734
Petroleo Brasileiro SA, Sponsored ADR(a)	86,660	210,584
Petroleo Brasileiro SA, Class A, Sponsored ADR(a)	58,970	204,626
Royal Dutch Shell PLC, Sponsored ADR	38,341	1,684,320
Royal Dutch Shell PLC, Class B, Sponsored ADR	22,470	991,601
Sasol Ltd., Sponsored ADR	15,680	407,680
Statoil ASA, Sponsored ADR	20,817	283,111
Suncor Energy, Inc.	29,848	702,920
Total SA, Sponsored ADR	47,520	2,106,086
TransCanada Corp.	16,470	569,203
Ultrapar Participacoes SA, Sponsored ADR	23,120	345,644
		14,090,173
PERSONAL PRODUCTS (3.0%)
Unilever NV, Sponsored NY Shares	41,170	1,828,360
Unilever PLC, Sponsored ADR	35,054	1,551,840
		3,380,200
PHARMACEUTICALS (1.5%)
Shire PLC, Sponsored ADR	6,079	1,023,096
Valeant Pharmaceuticals International, Inc.(a)	7,078	638,577
		1,661,673
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.7%)
Brookfield Asset Management, Inc., Class A	25,798	772,908

ROAD & RAIL (1.3%)
Canadian National Railway Co.	18,930	1,012,566
Canadian Pacific Railway Ltd.	3,562	426,478
		1,439,044
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.5%)
Advanced Semiconductor Engineering, Inc., Sponsored ADR	55,320	295,962
ARM Holdings PLC, Sponsored ADR	11,790	507,913
ASML Holding NV, Sponsored NY Shares	10,307	946,595
STMicroelectronics NV, Sponsored NY Shares	14,140	92,193
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	182,378	4,076,148
United Microelectronics Corp., Sponsored ADR	118,280	231,829
		6,150,640
SOFTWARE (1.5%)
SAP AG, Sponsored ADR	20,510	1,636,698

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2016 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.8%)
BlackBerry Ltd.(a)	10,700	$76,184
CANON, Inc., Sponsored ADR	28,510	798,565
		874,749
TEXTILES, APPAREL & LUXURY GOODS (0.6%)
Gildan Activewear, Inc.	11,300	284,760
Luxottica Group S.p.A., Sponsored ADR	6,060	372,932
		657,692
WIRELESS TELECOMMUNICATION SERVICES (6.6%)
America Movil SA, Sponsored ADR	82,550	1,167,257
China Mobile Ltd., Sponsored ADR	55,840	3,044,955
NTT DoCoMo, Inc., Sponsored ADR	31,800	717,090
Rogers Communications, Inc., Class B	13,050	446,180
SK Telecom Co. Ltd., Sponsored ADR	14,120	278,305
Vodafone Group PLC, Sponsored ADR	53,449	1,721,058
		7,374,845
TOTAL COMMON STOCKS		110,146,941

MONEY MARKET FUND (0.9%)
Federated Government Obligations Fund, Institutional Shares, 0.02%(b)	1,039,332	1,039,332

TOTAL MONEY MARKET FUND		1,039,332
TOTAL INVESTMENTS (COST $131,748,387) 99.9%		111,186,273
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		109,196

NET ASSETS 100.0%		$111,295,469

(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of January 31, 2016.

ADR—American Depositary Receipt

PLC—Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2016 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS (62.0%)
AIR FREIGHT & LOGISTICS (0.7%)
United Parcel Service, Inc., 5.50%, 1/15/18	$1,000,000	$1,086,661

BANKS (8.4%)
Bank of America Corp., 5.63%, 7/1/20	1,000,000	1,105,958
BB&T Corp., 3.95%, 4/29/16	1,500,000	1,511,654
Citigroup, Inc., 6.63%, 6/15/32	1,000,000	1,160,564
HSBC Bank USA NA, 4.88%, 8/24/20	2,000,000	2,168,890
JPMorgan Chase & Co., 4.95%, 3/25/20	2,000,000	2,180,472
KeyCorp, 5.10%, 3/24/21	2,000,000	2,221,704
Manufacturers & Traders Trust Co., 5.63%, 12/1/21, (Callable 12/1/16 @ 100)(a)	1,150,000	1,127,000
Wachovia Corp., 5.75%, 6/15/17	1,000,000	1,057,230
		12,533,472
BEVERAGES (3.1%)
Bottling Group LLC, 5.13%, 1/15/19	1,000,000	1,102,452
PepsiCo, Inc., 3.00%, 8/25/21	3,435,000	3,590,921
		4,693,373
CAPITAL MARKETS (6.5%)
Bear Stearns Cos. LLC, 6.40%, 10/2/17	1,500,000	1,610,323
BlackRock, Inc., 6.25%, 9/15/17	733,000	791,017
Charles Schwab Corp., 4.45%, 7/22/20	1,250,000	1,376,435
Goldman Sachs Group, Inc., 3.63%, 2/7/16	1,500,000	1,500,725
Goldman Sachs Group, Inc., 5.95%, 1/15/27	1,500,000	1,688,017
Morgan Stanley, 5.75%, 1/25/21	1,500,000	1,685,090
UBS AG Stamford Connecticut, 5.88%, 7/15/16	1,000,000	1,019,287
		9,670,894
CHEMICALS (4.2%)
Cabot Corp., 5.00%, 10/1/16	1,000,000	1,019,202
Dow Chemical Co., 4.25%, 11/15/20	3,000,000	3,160,551
E.I. du Pont de Nemours & Co., 3.63%, 1/15/21	1,000,000	1,044,199
E.I. du Pont de Nemours & Co., 4.63%, 1/15/20	1,000,000	1,073,451
		6,297,403
CHURCH MORTGAGE BONDS (0.4%)(b)(c)
Abyssinia Missionary Baptist Church Ministries, Inc., 7.30%, 9/15/14(d)(e)	66,270	32,922
Abyssinia Missionary Baptist Church Ministries, Inc., 7.40%, 3/15/15(d)(e)	96,228	47,802
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/15(d)(e)	57,192	28,414
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 3/15/16(d)(e)	81,703	41,047
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/16, (Callable 6/15/16 @ 100)(d)(e)	57,192	28,836
Bethel Baptist Institutional Church, Inc., 0.00%, 1/1/22(a)	103,190	10
Bethel Baptist Institutional Church, Inc., 3.50%, 1/1/22(f)	714,451	278,564
Metropolitan Baptist Church, 7.90%, 7/12/13(d)(e)	29,000	9,901
Metropolitan Baptist Church, 8.00%, 1/12/14(d)(e)	71,000	24,127
Metropolitan Baptist Church, 8.10%, 7/12/14(d)(e)	74,000	25,140
Metropolitan Baptist Church, 8.40%, 7/12/16, (Callable 4/12/16 @ 100)(d)(e)	87,000	29,803
Metropolitan Baptist Church, 8.40%, 1/12/17, (Callable 4/12/16 @ 100)(d)(e)	90,000	31,033
Metropolitan Baptist Church, 8.40%, 7/12/18, (Callable 4/12/16 @ 100)(d)(e)	23,000	7,931
Metropolitan Baptist Church, 8.40%, 7/12/20, (Callable 4/12/16 @ 100)(d)(e)	121,000	41,553
		627,083
COMMUNICATIONS EQUIPMENT (0.4%)
Cisco Systems, Inc., 4.45%, 1/15/20	500,000	549,859

CONSUMER FINANCE (2.8%)
Capital One Financial Corp., 4.75%, 7/15/21	1,000,000	1,086,067
John Deere Capital Corp., 2.25%, 4/17/19	2,000,000	2,023,954
John Deere Capital Corp., 2.75%, 3/15/22	1,000,000	1,006,250
		4,116,271
DIVERSIFIED CONSUMER SERVICES (0.3%)
Rensselaer Polytechnic Institute, 5.60%, 9/1/20	400,000	454,722

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2016 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES (0.6%)
Tyco Electronics Group SA, 4.88%, 1/15/21	$750,000	$816,618

DIVERSIFIED TELECOMMUNICATION SERVICES (2.2%)
AT&T, Inc., 4.45%, 5/15/21	1,000,000	1,071,020
Verizon Communications, Inc., 4.60%, 4/1/21	2,000,000	2,177,464
		3,248,484
ELECTRIC UTILITIES (3.3%)
Duke Energy Ohio, Inc., 5.45%, 4/1/19	1,154,000	1,280,094
Entergy Gulf States Louisiana LLC, 3.95%, 10/1/20	1,500,000	1,606,353
Kansas City Power & Light Co., 7.15%, 4/1/19	775,000	899,886
Southwestern Electric Power Co., 5.88%, 3/1/18	1,000,000	1,083,703
		4,870,036
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.7%)
Corning, Inc., 3.70%, 11/15/23, (Callable 8/15/23 @ 100)	1,000,000	1,001,029

ENERGY EQUIPMENT & SERVICES (0.8%)
Nabors Industries, Inc., 6.15%, 2/15/18	1,250,000	1,177,795

FOOD & STAPLES RETAILING (0.9%)
CVS Health Corp., 4.00%, 12/5/23, (Callable 9/5/23 @ 100)	1,000,000	1,053,155
Walgreen Co., 5.25%, 1/15/19	260,000	278,329
		1,331,484
FOOD PRODUCTS (6.1%)
Campbell Soup Co., 4.50%, 2/15/19	1,500,000	1,604,194
General Mills, Inc., 5.65%, 2/15/19	1,500,000	1,661,394
Kellogg Co., 4.45%, 5/30/16	1,500,000	1,517,627
Kraft Food Group, Inc., 5.38%, 2/10/20	1,500,000	1,651,590
The Hershey Co., 4.13%, 12/1/20	1,500,000	1,642,769
Tyson Foods, Inc., 4.50%, 6/15/22, (Callable 3/15/22 @ 100)	1,000,000	1,072,903
		9,150,477
HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
Medtronic, Inc., 4.45%, 3/15/20	1,000,000	1,090,115

HOTELS, RESTAURANTS & LEISURE (0.7%)
McDonald's Corp., 2.63%, 1/15/22	1,000,000	989,399

HOUSEHOLD DURABLES (0.7%)
Newell Rubbermaid, Inc., 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,000,000	984,614

INDUSTRIAL CONGLOMERATES (0.7%)
Philips Electronics NV, 5.75%, 3/11/18	1,000,000	1,072,966

INSURANCE (2.9%)
GE Global Insurance Holding Corp., 6.45%, 3/1/19	1,000,000	1,123,399
MetLife, Inc., 4.75%, 2/8/21	1,000,000	1,104,138
Prudential Financial, Inc., 5.88%, 9/15/42 (a)	2,000,000	2,097,500
		4,325,037
IT SERVICES (1.7%)
Xerox Corp., 4.50%, 5/15/21	1,000,000	998,105
Xerox Corp., 6.35%, 5/15/18	1,500,000	1,600,155
		2,598,260
METALS & MINING (1.2%)
Alcoa, Inc., 5.87%, 2/23/22	2,000,000	1,768,750

MORTGAGE BACKED SECURITIES - FINANCIAL SERVICES (0.6%)
Opteum Mortgage Acceptance Corp., Class 2AD2, 5.85%, 12/25/35 (a)	919,840	935,015

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2016 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
MULTILINE RETAIL (1.7%)
Target Corp., 2.90%, 1/15/22	$2,500,000	$2,570,435

OIL, GAS & CONSUMABLE FUELS (3.4%)
Apache Corp., 3.25%, 4/15/22, (Callable 1/15/22 @ 100)	724,000	650,523
Gulf South Pipeline Co. LP, 4.00%, 6/15/22, (Callable 3/17/22 @ 100)	1,500,000	1,359,095
Occidental Petroleum Corp., 3.13%, 2/15/22, (Callable 11/15/21 @ 100)	1,000,000	964,654
Phillips Petroleum Co., 6.65%, 7/15/18	500,000	531,524
Valero Energy Corp., 6.13%, 6/15/17	1,500,000	1,562,244
		5,068,040
PERSONAL PRODUCTS (0.6%)
Avon Products, Inc., 5.75%, 3/1/18	1,000,000	890,000

PHARMACEUTICALS (1.8%)
Eli Lilly & Co., 5.50%, 3/15/27	1,500,000	1,822,851
Teva Pharmaceutical Finance, 3.65%, 11/10/21	901,000	932,961
		2,755,812
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.4%)
Applied Materials, Inc., 7.13%, 10/15/17	500,000	541,871
Texas Instruments, Inc., 2.38%, 5/16/16	1,500,000	1,507,625
		2,049,496
SOFTWARE (1.1%)
Oracle Corp., 5.00%, 7/8/19	1,500,000	1,663,788

SPECIALTY RETAIL (1.4%)
Home Depot, Inc., 5.40%, 3/1/16	1,000,000	1,003,458
Lowe's Cos., Inc., 3.80%, 11/15/21, (Callable 8/15/21 @ 100)	1,000,000	1,076,887
		2,080,345
TOTAL CORPORATE BONDS		92,467,733

MUNICIPAL BONDS (0.4%)
North Carolina State Turnpike Authority Triangle Expressway Systems Revenue, 5.13%, 1/1/20	450,000	503,334
Oklahoma Development Finance Authority Lease Revenue, 5.65%, 6/1/41, (Callable 6/1/21 @ 100)	150,000	159,843
TOTAL MUNICIPAL BONDS		663,177

U.S. GOVERNMENT AGENCIES (5.1%)
Federal Home Loan Bank
1.25%, 6/8/18	2,000,000	2,012,126
1.75%, 12/14/18	1,000,000	1,019,178
3.50%, 7/29/21	2,000,000	2,202,576
4.75%, 6/8/18	2,000,000	2,176,054
TOTAL U.S. GOVERNMENT AGENCIES		7,409,934

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (9.0%)
Federal Home Loan Mortgage Corp.
2.00%, 8/25/16	2,500,000	2,519,975
2.65%, 10/1/37(a)	105,210	111,651
3.75%, 3/27/19	500,000	540,515
4.00%, 12/15/25	2,500,000	2,736,273
5.00%, 7/15/19	67,423	69,372
5.00%, 11/1/37	52,527	57,139
5.72%, 5/1/36(a)	85,789	91,451
6.00%, 3/1/38	83,017	93,855
		6,220,231
Federal National Mortgage Assoc.
0.85%, 11/25/36(a)	161,944	163,188
2.38%, 4/11/16	3,000,000	3,011,694
2.57%, 5/1/36(a)	224,472	239,046
5.00%, 1/1/35	53,459	58,425
5.37%, 7/1/36(a)	43,824	43,288
5.50%, 9/1/36	11,581	12,539
5.97%, 10/1/36(a)	47,551	49,606

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2016 (Unaudited)

STEWARD SELECT BOND FUND

	Shares or Principal Amount	Value
6.00%, 6/1/36	$362,518	$406,995
6.00%, 9/1/36	102,710	114,915
6.00%, 5/1/37	43,407	48,211
		4,147,907
Government National Mortgage Assoc.
3.50%, 1/20/39(a)	75,358	76,567
4.25%, 10/20/38	493,606	519,416
4.50%, 8/20/38	266,654	290,023
4.50%, 5/20/39	1,013,516	1,063,497
4.50%, 6/15/40	482,459	524,670
5.00%, 5/20/40	279,061	295,110
5.50%, 12/20/38	31,856	33,836
6.00%, 6/15/37	74,565	84,205
6.00%, 10/15/37	79,864	90,189
6.50%, 10/20/38	30,672	33,257
		3,010,770
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS		13,378,908

U.S. TREASURY OBLIGATIONS (20.5%)
U.S. Treasury Notes
1.38%, 2/28/19	3,000,000	3,032,109
1.50%, 12/31/18	2,500,000	2,537,305
1.63%, 11/15/22	4,150,000	4,144,489
2.00%, 4/30/16	3,000,000	3,011,250
2.00%, 11/30/20	2,500,000	2,575,097
2.00%, 11/15/21	5,000,000	5,135,940
2.00%, 2/15/22	7,000,000	7,194,411
3.13%, 5/15/19	3,000,000	3,201,327
TOTAL U.S. TREASURY OBLIGATIONS		30,831,928

MONEY MARKET FUND (2.2%)
Federated Government Obligations Fund, Institutional Shares, 0.02%(a)	3,216,493	3,216,493
TOTAL MONEY MARKET FUND		3,216,493
TOTAL INVESTMENTS (COST $147,201,882) 99.2%		147,968,173
OTHER ASSETS IN EXCESS OF LIABILITIES 0.8%		1,233,205

NET ASSETS 100.0%		$149,201,378

(a)	Variable rate security. Rate shown represents the rate as of January 31, 2016.
(b)	The Issuer has the right to redeem the Bonds, on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market for these bonds.
(c)	Security was valued in good faith under procedures established by the Board of Directors.
(d)	In default. Security is considered non-income producing, as no interest was paid on the last interest payment date, prior to January 31, 2016.
(e)	The trustee of the Issuer has initiated foreclosure proceedings against the bond issuer and /or the bond issuer is in bankruptcy or forbearance.
(f)	Issuer of security, as a part of the restructure of the bond, will receive a credit of ten percent (10%) of the principal for each year the Issuer fulfills its obligations under the restructuring agreement with the trustee. The bonds are priced to reflect the portion of the principal the Fund believes it will receive.

LLC—Limited Liability Company

LP—Limited Partnership

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2016 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS (99.4%)
AEROSPACE & DEFENSE (4.0%)
Lockheed Martin Corp.	13,083	$2,760,513
Raytheon Co.	29,000	3,718,960
		6,479,473
AUTOMOBILES (2.2%)
Toyota Motor Corp., Sponsored ADR	30,290	3,635,709

BANKS (9.1%)
Banco Santander Chile SA, Sponsored ADR	164,300	2,840,747
Bank of Nova Scotia	60,640	2,476,538
HSBC Holdings PLC, Sponsored ADR	77,030	2,726,862
People's United Financial, Inc.	140,160	2,014,099
Royal Bank of Canada	49,810	2,552,264
Tompkins Financial Corp.	39,790	2,229,036
		14,839,546
BEVERAGES (3.4%)
Dr Pepper Snapple Group, Inc.	58,530	5,492,455

BIOTECHNOLOGY (1.9%)
Amgen, Inc.	20,170	3,080,564

CHEMICALS (1.7%)
Syngenta AG, Sponsored ADR	37,900	2,800,052

COMMUNICATIONS EQUIPMENT (2.2%)
Cisco Systems, Inc.	99,240	2,360,920
QUALCOMM, Inc.	25,900	1,174,306
		3,535,226
DISTRIBUTORS (3.1%)
Genuine Parts Co.	57,970	4,995,275

DIVERSIFIED TELECOMMUNICATION SERVICES (1.7%)
BCE, Inc.	69,280	2,791,984

ELECTRIC UTILITIES (1.8%)
Westar Energy, Inc.	65,820	2,867,119

ELECTRICAL EQUIPMENT (2.7%)
ABB Ltd., Sponsored ADR	150,470	2,603,131
Emerson Electric Co.	40,660	1,869,547
		4,472,678
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.6%)
Corning, Inc.	137,230	2,553,850

FOOD PRODUCTS (2.8%)
General Mills, Inc.	49,540	2,799,506
The Hershey Co.	20,330	1,791,276
		4,590,782
HEALTH CARE EQUIPMENT & SUPPLIES (6.6%)
Becton, Dickinson & Co.	19,640	2,855,066
Medtronic PLC	52,340	3,973,653
Smith & Nephew PLC, Sponsored ADR	67,800	2,275,368
St. Jude Medical, Inc.	30,580	1,616,459
		10,720,546
HEALTH CARE PROVIDERS & SERVICES (4.3%)
Quest Diagnostics, Inc.	51,960	3,412,213
UnitedHealth Group, Inc.	30,510	3,513,532
		6,925,745
HEALTH CARE TECHNOLOGY (1.4%)
Computer Programs & Systems, Inc.	41,960	2,204,159

HOTELS, RESTAURANTS & LEISURE (3.8%)
Cracker Barrel Old Country Store, Inc.	13,020	1,708,615
McDonald's Corp.	36,630	4,534,061
		6,242,676
HOUSEHOLD DURABLES (0.9%)
Tupperware Corp.	31,420	1,458,831

HOUSEHOLD PRODUCTS (0.9%)
Clorox Co.	11,720	1,512,466

INDUSTRIAL CONGLOMERATES (2.0%)
3M Co.	21,560	3,255,560

INSURANCE (2.5%)
Aegon NV, Sponsored NY Shares	410,737	2,332,986
Manulife Financial Corp.	120,400	1,668,744
		4,001,730
IT SERVICES (4.9%)
Accenture PLC, Class A	40,890	4,315,530

Automatic Data Processing, Inc.	43,210	3,590,319
		7,905,849
MACHINERY (1.3%)
Briggs & Stratton Corp.	107,950	2,122,297

MEDIA (5.3%)
Relx PLC, ADR	220,910	3,934,407
Shaw Communications, Inc., Class B	106,860	1,846,541
WPP PLC, Sponsored ADR	26,120	2,841,856
		8,622,804
MULTI-UTILITIES (2.7%)
National Grid PLC, Sponsored ADR	49,411	3,498,793
SCANA Corp.	14,780	930,401
		4,429,194
OIL, GAS & CONSUMABLE FUELS (5.4%)
CNOOC Ltd., Sponsored ADR	21,860	2,220,320
Pembina Pipeline Corp.	113,810	2,588,039
TransCanada Corp.	58,750	2,030,400
Western Refining, Inc.	59,100	1,944,390
		8,783,149
PERSONAL PRODUCTS (1.7%)
Unilever NV, Sponsored NY Shares	61,200	2,717,892

REAL ESTATE INVESTMENT TRUSTS (5.8%)
EPR Properties	34,620	2,075,469
LTC Properties, Inc.	49,360	2,198,001
Public Storage, Inc.	17,045	4,321,930
Senior Housing Properties Trust	54,040	782,499
		9,377,899
ROAD & RAIL (1.3%)
Canadian National Railway Co.	38,790	2,074,877

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (6.2%)
Analog Devices, Inc.	42,650	2,297,129
Intel Corp.	107,710	3,341,164
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	196,900	4,400,715
		10,039,008
SOFTWARE (4.2%)
CA, Inc.	73,450	2,110,219
Microsoft Corp.	84,390	4,649,045
		6,759,264
TOTAL COMMON STOCKS		161,288,659

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2016 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
MONEY MARKET FUND (0.5%)
Federated Government Obligations Fund, Institutional Shares, 0.02%(a)	874,293	$874,293
TOTAL MONEY MARKET FUND		874,293
TOTAL INVESTMENTS (COST $148,481,926) 99.9%		162,162,952
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		70,245

NET ASSETS 100.0%		$162,233,197

(a)	Variable rate security. Rate shown represents the rate as of January 31, 2016.

ADR—American Depositary Receipt

PLC—Public Limited Company

At January 31, 2016, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation / (Depreciation)
Steward Large Cap Enhanced Index Fund	$344,504,924	$4,499,525	$(40,788,118)	$(36,288,593)
Steward International Enhanced Index Fund	132,321,359	2,767,909	(23,902,995)	(21,135,086)
Steward Select Bond Fund	147,364,174	3,175,431	(2,571,432)	603,999
Steward Global Equity Income Fund	148,671,969	26,002,420	(12,511,437)	13,490,983

See notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments

Steward Funds, Inc.

January 31, 2016 (Unaudited)

Portfolio Valuation: Steward Funds, Inc. (individually a “Fund” and, collectively, the “Funds”) consists of four Funds – Steward Large Cap Enhanced Index Fund, Steward International Enhanced Index Fund, Steward Select Bond Fund and Steward Global Equity Income Fund. Fund investments are recorded at fair value. In determining fair value, the Funds use various valuation approaches. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors (the “Board”).

The Steward Select Bond Fund’s investment in mortgage bonds of religious organizations (“church mortgage bonds”) are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Steward Select Bond Fund values investments in church mortgage bonds on the basis of readily available market quotations, if available. Lacking such quotations, the Fund values such bonds using a pricing service when such prices are believed to reflect fair value. Bonds with no readily available market quotations or pricing service valuations are fair valued using policies approved by and under the general oversight of the Board. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. Capstone Asset Management Company’s (“CAMCO” or the “Adviser”) fair valuation process is reviewed and refined by the Adviser’s Internal Valuation Committee no less than monthly and is subject to quarterly review and approval from the Board.

Fair value may be determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve. The Adviser constructs and maintains a benchmark yield curve based on new issue church bonds meeting the Fund’s investment requirements. The Adviser obtains credit research and analysis from various industry sources, including an underwriter of mortgage bonds. The Market Approach is sensitive to changes in the yield of new church bond issues and the discount rate applied to the matrix. A reduced yield causes the price to increase. An increased discount rate causes the price to decrease.

When the bond issue becomes delinquent on sinking fund payments or when significant principal or balloon payments are due within the next three years, it is the judgment of the Adviser that the credit quality of the issuer may be impacted. Pursuant to fair value procedures adopted by the Board, the Adviser, under these circumstances, may determine an adjustment to the matrix price. The relevant inputs that the Adviser may consider in establishing the fair value include, but would not be limited to:

–	the general conditions in the church bond market and the overall financial market
–	the transaction price of any recent sales or purchases of the security
–	the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer
–	the estimated value of the underlying collateral
–	the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures also have specific provisions for treatment of defaulted bonds. When it becomes more than a remote possibility that foreclosure proceedings are probable, the Adviser will take an Income Approach to the valuation of the securities. The relevant inputs that the Adviser may consider in using the Income Approach to determine a fair value include, but would not be limited to:

–	any current independent appraisal values
–	any current listing price
–	index adjusted appraisal values based on published real estate sources
–	estimated costs associated with the disposition of the property
–	risk adjusted discount rate
–	estimated time to sell in years
–	probability of foreclosure

Notes to Schedules of Portfolio Investments

Steward Funds, Inc.

January 31, 2016 (Unaudited)

The Income Approach is sensitive to changes in appraisal value, costs associated with the disposition of property, discount rates, estimated time to sell and the probability of foreclosure. An increase in an appraisal value causes the fair value to increase, conversely a decrease in an appraisal value causes fair value to decrease. Such movements in the appraisal value would be deemed to have the most significant impact on fair value under the Income Approach. An increase in costs associated with disposition of property, discount rates, estimated time to sell and the probability of foreclosure cause the fair value to decrease. A decrease to the aforementioned types of changes cause the fair value to increase.

Additionally, in determining the fair value of the church mortgage bonds, the Adviser also considers the potential results of the trustee’s actions, including restructuring, refinancing, and acceleration of payments or other liquidation or property collateralizing the church mortgage bonds. For bonds that have been restructured, the Adviser will evaluate whether the bond should continue to be valued under the Income Approach until additional information is available as to the church’s ability to perform under the revised terms, and/or whether a different estimate is necessary based on the specific facts and circumstances surrounding the restructured terms.

Because of the inherent uncertainty of valuations determined by utilizing the above procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed. The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly. As a result, it is reasonably possible that management’s estimate of fair value may have significant changes in the near term.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Quoted prices in active markets for identical securities and NAVs for open-end mutual funds and money market funds

Level 2 – Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1, and church mortgage bonds are generally categorized as Level 3. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

Notes to Schedules of Portfolio Investments

Steward Funds, Inc.

January 31, 2016 (Unaudited)

The following table presents information about the Funds’ assets measured at fair value as of January 31, 2016:

	Investments in Securities
Fund Name	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Steward Large Cap Enhanced Index Fund
Security Type
Common Stocks*	$304,238,969	$–	$–	$304,238,969
Rights*	–	–	–	–
Money Market Fund	3,977,362	–	–	3,977,362
Total	308,216,331	–	–	308,216,331
Steward International Enhanced Index Fund
Security Type
Common Stocks*	110,146,941	–	–	110,146,941
Money Market Fund	1,039,332	–	–	1,039,332
Total	111,186,273	–	–	111,186,273
Steward Select Bond Fund
Security Type
Corporate Bonds*	–	91,840,650	627,083	92,467,733
Municipal Bonds	–	663,177	–	663,177
U.S. Government Agencies	–	7,409,934	–	7,409,934
U.S. Government Agency Mortgage-Backed Obligations	–	13,378,908	–	13,378,908
U.S. Treasury Obligations	30,831,928	–	–	30,831,928
Money Market Fund	3,216,493	–	–	3,216,493
Total	34,048,421	113,292,669	627,083	147,968,173
Steward Global Equity Income Fund
Security Type
Common Stocks*	161,288,659	–	–	161,288,659
Money Market Fund	874,293	–	–	874,293
Total	162,162,952	–	–	162,162,952

*Please refer to the Schedule of Portfolio Investments to view common stocks, corporate bonds and rights segregated by industry type.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Steward Select Bond Fund
Balance as of May 1, 2015	$639,205
Accrued Accretion/(Amortization)	-
Change in Unrealized Appreciation/(Depreciation)*	39,867
Realized Gain/(Loss)	(78)
Gross Restructures	-
Gross Sales and Paydowns	(51,911)
Transfers In/(Out) of Level 3	-
Balance as of January 31, 2016	$627,083

*     Change in unrealized appreciation/depreciation represents the amount for all Level 3 assets held as of January 31, 2016.

The Funds recognize transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of January 31, 2016 from those used on April 30, 2015.

For additional information regarding the Funds’ valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	STEWARD FUNDS, INC.

By (Signature and Title)	/s/ Michael L. Kern, III
Michael L. Kern, III, President and Treasurer

Date	March 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael L. Kern, III
Michael L. Kern, III, President and Treasurer

Date	March 21, 2016